COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES

Assets Pledged

(in millions of $)	2024	2023
Vessels, rigs and equipment, net	3,462	2,508
Investments in sales-type leases	35	56
Book value of consolidated assets pledged under mortgages	3,497	2,564

Assets with finance lease liabilities

(in millions of $)	2024	2023
Vessels under finance lease, net	—	573
Total book value	—	573

The Company has funded its acquisition of vessels, jack-up rig and ultra-deepwater drilling rig through a combination of equity, short-term debt and long-term debt. Providers of long-term loan facilities usually require that the loans be secured by mortgages against the assets being acquired. As of December 31, 2024, the Company had $2.9 billion of outstanding principal indebtedness under various credit facilities. In 2023, the Company had $2.2 billion of outstanding principal indebtedness under various credit facilities and finance lease liabilities of $0.4 billion.

Other Contractual Commitments and Contingencies

The Company has arranged insurance for the legal liability risks for its shipping activities with Gard P.& I. (Bermuda) Ltd., Assuranceforeningen Skuld (Gjensidig), The Steamship Mutual Underwriting Association Limited, NorthStandard Limited (previously North of England P&I Association Limited and The Standard Club Europe Ltd), The United Kingdom Mutual Steam Ship Assurance Association (Europe) Limited and The Britannia Steam Ship Insurance Association Europe, all of which are mutual protection and indemnity associations. The Company is subject to calls payable to the associations based on the Company’s claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members. The Company also has similar partially mutual insurance arrangements for its rigs.

Capital commitments

As of December 31, 2024, the Company had commitments under shipbuilding contracts to construct five newbuilding dual-fuel 16,800 TEU container vessels, totaling to $818.1 million. The vessels are expected to be delivered in 2028 and will immediately commence a 10-year time charter to a leading liner company. In 2023, the Company had commitments in respect of two newbuilding car carriers, which were delivered in the year ended December 31, 2024. (Refer to Note 14: Capital Improvements in Progress and Newbuildings).

As of December 31, 2024, the Company has committed to pay $20.2 million towards the installation of optimization upgrades on four 8,700 TEU container vessels and three 10,600 TEU container vessels, with installations expected to take place in 2025 (December 31, 2023: $0.0 million).

Also as of December 31, 2024, the Company has committed to pay $13.2 million for capital upgrades on the drilling rig, Hercules. The installations are expected to take place in 2025.

There were no other material contractual commitments as of December 31, 2024.
Other contingencies

On March 5, 2023, SFL Hercules Ltd., a subsidiary of the Company, served Seadrill with a claim filed in the Oslo District Court in Norway, relating to the redelivery of the drilling rig, Hercules, in December 2022. The Company has made the claim because it believes that the rig was not redelivered in the condition required under the contract with Seadrill and the Company is therefore seeking damages. In February 2025, there was a ruling in Oslo District Court in favor of SFL’s rig-owning subsidiary where subsidiaries of Seadrill Ltd. (“Seadrill”) were ordered to pay an amount equivalent to a total of approximately $48 million in compensation, including late payment interest and legal cost, as a result of its breach of contract upon redelivering Hercules to SFL in 2022. Seadrill filed an appeal to the Oslo District Court on March 5, 2025. There is also a related case which commenced in the Oslo District Court in March 2025 in connection with certain capital spares delivered by Seadrill to a subsidiary of SFL in connection with the special survey of Hercules in 2023 where the parties disagree on the actual ownership and compensation of these spares.

The Company is routinely party both as plaintiff and defendant to lawsuits in various jurisdictions under charter hire obligations arising from the operation of its vessels in the ordinary course of business. The Company believes that the resolution of such claims will not have a material adverse effect on its results of operations or financial position. The Company has not recognized any contingent gains or losses arising from the pending results of any such lawsuits.